UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05739

Name of Fund: BlackRock MuniEnhanced Fund, Inc. (MEN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniEnhanced Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2013

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.3%
County of Jefferson Alabama, RB, Series A:
5.50%, 1/01/22	$2,750	$2,759,322
4.75%, 1/01/25	2,200	2,099,504
		4,858,826
Alaska — 1.2%
Alaska Housing Finance Corp, RB, Series A, 4.13%, 12/01/37	1,265	1,283,204
Alaska Housing Finance Corp., RB, General Housing, Series B (NPFGC), 5.25%, 12/01/30	400	419,256
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	990	1,143,232
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/28	1,200	1,458,036
		4,303,728
Arizona — 1.5%
Greater Arizona Development Authority, RB, Series B (NPFGC), 5.00%, 8/01/35	1,300	1,404,247
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	3,250	3,703,310
5.00%, 10/01/29	400	444,956
		5,552,513
California — 22.8%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC) (a):
5.40%, 10/01/24	10,185	10,976,374
5.45%, 10/01/25	6,000	6,444,420
Anaheim Public Financing Authority California, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 9/01/24	5,000	6,287,900
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC), 5.39%, 8/01/37 (b)	2,400	634,344
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 8/15/31	1,200	1,449,552
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	550	635,283
California State University, RB, Systemwide, Series A (NPFGC), 5.00%, 11/01/35	1,405	1,445,619

Municipal Bonds	Par (000)	Value
California (continued)
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/37	$2,000	$2,270,820
California Statewide Communities Development Authority, RB, Series A, 5.00%, 4/01/42	1,480	1,619,978
City of Redding California, COP, Refunding, Series A (AGM), 5.00%, 6/01/30	1,420	1,565,294
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	850	977,118
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	1,300	1,465,542
Los Angeles Department of Water & Power, RB, Series C (NPFGC), 5.00%, 7/01/29	5,160	5,541,118
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC) (c):
5.00%, 10/01/13	2,570	2,713,355
5.00%, 10/01/13	1,480	1,562,554
Orange County Sanitation District, COP:
(NPFGC), 5.00%, 8/01/13 (c)	7,455	7,808,218
Series B, (AGM), 5.00%, 2/01/30	1,500	1,680,375
Series B, (AGM), 5.00%, 2/01/31	900	1,008,639
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement Election of 2007, 4.96%, 8/01/36 (b)	3,750	1,157,063
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C, 4.99%, 8/01/38 (b)	5,000	1,387,800
San Diego Unified School District California, GO, CAB, Election of 2008, Series C, 5.02%, 7/01/38 (b)	1,600	442,544
San Diego Unified School District California, GO, Refunding, CAB, Series R-1 (b):
4.62%, 7/01/30	5,000	2,207,750
4.64%, 7/01/31	1,280	537,792
San Joaquin County Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,175	2,663,635
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	700	792,008
5.00%, 8/01/38	600	670,938
San Mateo County Community College District, GO, CAB, Election of 2001, Series C (NPFGC), 4.40%, 9/01/30 (b)	12,740	5,800,140
State of California, GO:
5.13%, 6/01/31	60	60,188
Various Purpose Improvement, 5.00%, 4/01/42	1,000	1,094,580

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2012	1

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
State of California, GO, Refunding:
5.13%, 6/01/27	$20	$20,066
5.00%, 2/01/38	2,500	2,741,550
5.00%, 10/01/41	1,000	1,091,290
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 4.94%, 8/01/36 (b)	5,500	1,705,385
West Basin Municipal Water District California, COP, Refunding, Series B (AGC), 5.00%, 8/01/30	5,035	5,520,424
		83,979,656
Colorado — 0.6%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	2,000	2,279,880
District of Columbia — 1.5%
District of Columbia, RB, Series B-1 (NPFGC), 5.00%, 2/01/31	5,480	5,686,322
Florida — 12.1%
Broward County Water & Sewer Utility, RB, Series A, 5.25%, 10/01/34	850	1,014,960
City of Jacksonville, Refunding RB, Series A, 5.00%, 10/01/30	280	320,555
Collier County School Board, COP (AGM), 5.00%, 2/15/23	3,000	3,372,600
County of Duval Florida, COP, Master Lease Program (AGM), 5.00%, 7/01/33	2,625	2,850,750
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	960	1,092,950
5.38%, 10/01/32	3,160	3,479,255
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	1,400	1,617,938
County of Miami-Dade Florida, RB, Water & Sewer System (AGM), 5.00%, 10/01/39	4,625	5,159,095
County of Miami-Dade Florida, Refunding RB, Miami International Airport, AMT (AGC), 5.00%, 10/01/40	9,900	10,390,446
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 6/01/27	2,000	2,300,760
5.38%, 10/01/29	1,050	1,212,992
Highlands County Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,450	1,701,720
Hillsborough County Aviation Authority Florida, RB, Series A, AMT (AGC), 5.38%, 10/01/33	4,050	4,379,022

Municipal Bonds	Par (000)	Value
Florida (concluded)
Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	$3,550	$4,106,604
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	275	302,632
South Florida Water Management District, COP (AGC), 5.00%, 10/01/22	1,000	1,143,230
		44,445,509
Georgia — 3.3%
Burke County Development Authority, Refunding RB, Oglethorpe Power- Vogtle Project, Series C, 5.70%, 1/01/43	1,150	1,252,615
Municipal Electric Authority of Georgia, Refunding RB, Series EE (AMBAC), 7.00%, 1/01/25	7,475	10,748,377
		12,000,992
Illinois — 20.1%
Chicago Illinois Park District, GO, Unlimited Tax, Harbor Facilities Revenues, Series C, 5.25%, 1/01/40	550	621,770
City of Chicago Illinois, GARB:
O’Hare International Airport, Third Lien, Series B-2, AMT (AGM), 5.75%, 1/01/23	5,670	5,948,284
Third Lien, Series A, 5.75%, 1/01/39	5,110	6,023,361
Third Lien, Series B-2, AMT (Syncora), 6.00%, 1/01/29	2,500	2,647,250
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, Third Lien, Series A, AMT (NPFGC), 5.75%, 1/01/21	4,500	4,517,055
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts Revenue, 5.25%, 12/01/36	595	679,817
City of Chicago Illinois, Board of Education, GO, Unlimited Tax, 5.50%, 12/01/39	2,375	2,768,822
City of Chicago Illinois, Board of Education, GO, Refunding:
Chicago School Reform Board (NPFGC), 5.50%, 12/01/26	725	901,523
Series A (AGM), 5.50%, 12/01/31	2,875	3,734,855
Cook County Forest Preserve District, GO, Series C, 5.00%, 12/15/37	330	369,544
Cook County Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	285	319,152
County of Cook Illinois, GO, CAB, Series C (AMBAC), 5.50%, 11/15/12 (c)	2,460	2,497,810

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2012	2

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, RB, Carle Foundation, Series A:
5.75%, 8/15/34	$650	$722,014
6.00%, 8/15/41	1,000	1,132,600
Illinois HDA, RB, Liberty Arms Senior Apartments, Series D, AMT (AMBAC), 4.88%, 7/01/47	2,190	2,216,302
Illinois Municipal Electric Agency, RB, Series A (NPFGC), 5.25%, 2/01/35	1,000	1,080,930
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	17,620	19,247,559
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC) (b):
4.21%, 12/15/26	5,000	2,747,400
4.72%, 12/15/33	9,950	3,671,251
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 5.12%, 6/15/44 (b)	3,450	688,689
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	675	785,504
Regional Transportation Authority, RB, Series A (AMBAC), 7.20%, 11/01/20	8,800	10,644,744
		73,966,236
Indiana — 1.2%
Indiana Finance Authority, RB, First Lien, CWA Authority Project, Series A, 5.25%, 10/01/38	1,100	1,273,140
Indiana Municipal Power Agency, RB, Series B, 5.75%, 1/01/34	400	423,040
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.25%, 1/01/29	600	680,496
5.50%, 1/01/38	1,825	2,071,229
		4,447,905
Iowa — 4.1%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	5,725	6,501,024
Iowa Student Loan Liquidity Corp., RB, Series A-2, AMT:
5.60%, 12/01/26	3,670	4,117,189
5.70%, 12/01/27	1,670	1,874,909
5.80%, 12/01/29	1,125	1,260,945
5.85%, 12/01/30	1,170	1,308,727
		15,062,794
Louisiana — 1.8%
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,250	1,480,363

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Parish of Saint Charles Louisiana, RB, Valero Energy Corp. Project, 4.00%, 12/01/40	$1,560	$1,650,340
Parish of Saint John the Baptist Louisiana, RB, Marathon Oil Corp., Series A, 5.13%, 6/01/37	3,150	3,345,394
		6,476,097
Maine — 0.1%
Maine State Housing Authority, Refunding RB, Series B-1, AMT, 4.00%, 11/15/27	335	345,157
Massachusetts — 1.4%
Massachusetts HFA, RB, S/F Housing, Series 128, AMT (AGM), 4.88%, 12/01/38	490	503,539
Massachusetts HFA, Refunding RB, AMT:
Rental Housing, Series A, (AGM), 5.15%, 7/01/26	485	492,387
Series C, 5.35%, 12/01/42	1,150	1,233,225
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	2,700	3,083,589
		5,312,740
Michigan — 4.5%
City of Detroit Michigan, RB (AGM):
Sewage Disposal System, Senior Lien, 7.50%, 7/01/33	500	628,550
Water Supply System, Second Lien, 6.25%, 7/01/36	400	467,044
Water Supply System, Second Lien, 7.00%, 7/01/36	200	243,076
City of Detroit Michigan, Refunding RB, Sewage Disposal System, Second Lien, Series E (BHAC), 5.75%, 7/01/31	2,500	2,864,275
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	75	82,960
Lansing Board of Water & Light Utilities, RB, Series A, 5.50%, 7/01/41	1,700	2,014,228
Michigan Higher Education Student Loan Authority, Refunding RB, Student Loan, Series XVII-G, AMT (AMBAC), 5.20%, 9/01/20	1,500	1,502,055
Michigan State Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	145	167,094
Series I-A, 5.38%, 10/15/41	700	804,874
Series II-A (AGM), 5.25%, 10/15/36	900	1,031,382

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2012	3

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan State HDA, RB, Series C, AMT, 5.50%, 12/01/28	$1,040	$1,127,225
Michigan Strategic Fund, RB, Detroit Edison Co. Project, Series C, AMT (Syncora), 5.45%, 12/15/32	4,300	4,318,318
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, Series A, AMT (Syncora), 5.50%, 6/01/30	1,300	1,321,437
		16,572,518
Minnesota — 0.8%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	2,500	2,996,375
Mississippi — 0.2%
Medical Center Educational Building Corp., RB, University of Mississippi Medical Center Facilities, Expansion & Renovation Project, Series A, 5.00%, 6/01/41	740	834,269
Nebraska — 0.2%
Central Plains Energy Project, RB, Gas Project No. 3, 5.25%, 9/01/37	750	795,847
Nevada — 3.0%
City of Carson City Nevada, RB, Carson- Tahoe Hospital Project, Series A (Radian), 5.50%, 9/01/33	1,250	1,345,500
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	850	1,001,317
County of Clark Nevada, ARB:
Las Vegas-McCarran International Airport, Series A, (AGC), 5.25%, 7/01/39	3,800	4,259,952
Subordinate Lien, Series A-2, (NPFGC), 5.00%, 7/01/30	1,000	1,053,020
Subordinate Lien, Series A-2, (NPFGC), 5.00%, 7/01/36	3,200	3,387,648
County of Clark Nevada, RB, Southwest Gas Corp. Project, Series A, AMT (NPFGC), 4.75%, 9/01/36	75	77,239
		11,124,676
New Jersey — 6.7%
New Jersey EDA, RB:
Cigarette Tax, (Radian), 5.50%, 6/15/14 (c)	600	657,540
Cigarette Tax, (Radian), 5.75%, 6/15/14 (c)	305	335,671
Motor Vehicle Surcharge, Series A, (NPFGC), 5.25%, 7/01/31	3,125	3,345,250
Motor Vehicle Surcharge, Series A, (NPFGC), 5.25%, 7/01/33	7,800	8,349,744

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey EDA, RB (concluded):
School Facilities Construction, Series Z, (AGC), 6.00%, 12/15/34	$2,000	$2,357,000
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/26	600	686,232
5.75%, 12/01/27	3,870	4,478,519
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	2,000	2,337,640
Series B, 5.25%, 6/15/36	1,825	2,102,783
		24,650,379
New York — 5.2%
Erie County Industrial Development Agency, RB, City School District of Buffalo Project, Series A (AGM), 5.75%, 5/01/28	1,500	1,755,855
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	700	820,449
Metropolitan Transportation Authority, RB, Series C, 6.50%, 11/15/28	4,000	5,140,440
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4:
5.50%, 1/15/33	1,600	1,865,824
5.50%, 1/15/34	2,750	3,185,682
New York HFA, RB, Affordable Housing, Series B, 5.30%, 11/01/37	2,500	2,634,225
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,200	1,450,404
New York State Thruway Authority, RB, Series I, 5.00%, 1/01/37	2,095	2,372,148
		19,225,027
North Carolina — 0.2%
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43	850	903,584
Ohio — 0.5%
County of Allen Ohio, Refunding RB, Hospital Facilities, Catholic Health Partners, Series A, 5.00%, 5/01/42	750	818,243
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	530	662,293
Kent State University, ERB, General Receipts, Series A, 5.00%, 5/01/37	430	486,665
		1,967,201
Pennsylvania — 0.4%
Pennsylvania HFA, Refunding RB, Series 99A, AMT, 5.25%, 10/01/32	265	268,328

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2012	4

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Turnpike Commission, RB, Subordinate, Special Motor License Fund, 6.00%, 12/01/36	$575	$707,049
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	400	454,588
		1,429,965
Puerto Rico — 3.1%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
6.38%, 8/01/39	3,200	3,790,816
6.00%, 8/01/42	2,275	2,572,638
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A, (NPFGC), 5.55%, 8/01/41 (b)	8,500	1,737,060
CAB, Series C, 5.39%, 8/01/38 (b)	8,000	2,006,880
First Sub-Series C, 6.00%, 8/01/39	1,180	1,353,260
		11,460,654
Rhode Island — 0.7%
Rhode Island Health & Educational Building Corp., Refunding RB, Public Schools Financing Program, Series E (AGC), 6.00%, 5/15/29	2,275	2,629,263
South Carolina — 1.3%
South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	115	139,066
South Carolina State Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,000	1,191,330
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	3,000	3,348,210
		4,678,606
Tennessee — 2.6%
Memphis Center City Revenue Finance Corp., RB, Subordinate, Pyramid & Pinch District, Series B (AGM), 5.25%, 11/01/30	2,955	3,506,817
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Vanderbilt University, Series B, 5.50%, 10/01/29	5,000	6,073,500
		9,580,317
Texas — 9.9%
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC):
6.00%, 11/15/35	2,100	2,560,635
5.38%, 11/15/38	1,350	1,565,325

Municipal Bonds	Par (000)	Value
Texas (concluded)
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Series A (NPFGC), 5.50%, 11/01/33	$13,000	$13,244,140
Mansfield ISD Texas, GO, School Building (PSF-GTD), 5.00%, 2/15/33	1,725	1,965,344
North Texas Tollway Authority, Refunding RB, First Tier:
(NPFGC), 5.75%, 1/01/40	1,600	1,791,248
Series A, 6.00%, 1/01/28	2,795	3,300,699
Series K-1 System, 5.75%, 1/01/38	3,800	4,341,386
Series K-2 System, 6.00%, 1/01/38	4,015	4,649,731
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.50%, 8/15/39	3,150	3,174,791
		36,593,299
Washington — 1.9%
Central Puget Sound Regional Transit Authority, RB, Series A, 5.00%, 11/01/36	1,600	1,822,528
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Series A, 5.00%, 8/15/44	270	293,069
Providence Health & Services, Series A, 5.00%, 10/01/39	900	977,436
Providence Health & Services, Series A, 5.25%, 10/01/39	625	693,525
Washington Health Care Facilities Authority, Refunding RB:
Providence Health & Services, Series A, 5.00%, 10/01/42	200	223,112
Providence Health & Services, Series D, (AGM), 5.25%, 10/01/33	2,800	3,085,180
		7,094,850
Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/33	1,375	1,524,339
Total Municipal Bonds – 114.6%		422,779,524

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
Arizona — 0.8%
Phoenix Arizona Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/34	1,200	1,395,192

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2012	5

BlackRock MuniEnhanced Fund, Inc. (MEN)
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
Arizona (concluded)
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	$1,500	$1,667,145
		3,062,337
California — 2.0%
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	2,500	2,818,350
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	404	473,602
San Diego County Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	2,810	3,120,336
University of California, RB, Series O, 5.75%, 5/15/34	840	1,010,069
		7,422,357
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34	900	1,028,461
District of Columbia — 1.7%
District of Columbia, RB, Series A, 5.50%, 12/01/30	1,005	1,256,123
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/35	1,770	2,154,963
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	2,530	2,905,882
		6,316,968
Florida — 7.9%
City of Tallahassee Florida, RB (NPFGC):
5.00%, 10/01/32	4,000	4,328,320
5.00%, 10/01/37	7,500	8,104,500
County of Miami-Dade Florida, RB, 5.00%, 7/01/42	1,780	1,997,285
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	1,349	1,551,305
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.00%, 5/01/33	10,000	10,982,100
Orange County School Board, COP, Series A (NPFGC), 5.00%, 8/01/31	2,000	2,157,540
		29,121,050
Georgia — 5.0%
City of Atlanta Georgia, Refunding GARB, Series B (AGM), 5.25%, 1/01/33	17,356	18,502,913

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
Illinois — 3.6%
City of Chicago Illinois, RB, Motor Fuel Tax Revenue (AGC), 5.00%, 1/01/38	$2,000	$2,126,500
City of Chicago Illinois, Refunding RB, Sales Tax Revenue, Series A, 5.00%, 1/01/41	3,430	3,854,257
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	1,880	2,083,240
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	270	300,180
State of Illinois, RB, Build Illinois Bonds, Series B, 5.25%, 6/15/34	4,399	4,997,318
		13,361,495
Louisiana — 1.6%
State of Louisiana Gas & Fuels, RB, Series A (AGM), 5.00%, 5/01/36	5,400	5,974,074
Massachusetts — 3.2%
Massachusetts School Building Authority, RB, Dedicated Sales Tax Revenue, Series A (AGM), 5.00%, 8/15/30	10,600	11,730,975
Michigan — 1.3%
Michigan Finance Authority, Refunding RB, Trinity Health, 5.00%, 12/01/39	4,300	4,762,637
Nevada — 3.3%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39	3,778	4,418,276
Clark County Water Reclamation District, GO, Series B:
5.50%, 7/01/29	4,499	5,574,664
5.75%, 7/01/34	1,829	2,302,870
		12,295,810
New York — 1.6%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	1,260	1,518,664
Port Authority of New York & New Jersey, Refunding RB, Construction One Hundred Forty-Third, AMT, 5.00%, 10/01/30	2,500	2,735,050
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34	1,300	1,502,709
		5,756,423
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	580	658,973

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2012	6

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
Puerto Rico — 0.7%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	$2,380	$2,642,954
South Carolina — 2.5%
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC):
5.25%, 12/01/28	3,120	3,463,325
5.25%, 12/01/29	2,765	3,063,675
5.25%, 12/01/30	1,010	1,118,413
South Carolina State Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,275	1,518,946
		9,164,359
South Dakota — 0.6%
South Dakota HDA, Refunding RB, Homeownership Mortgage Series K, 5.05%, 5/01/36	2,234	2,281,891
Texas — 1.2%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	2,200	2,659,789
North East ISD Texas, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/37	1,600	1,820,768
		4,480,557
Utah — 1.6%
Utah Transit Authority, RB, Series A (AGM), 5.00%, 6/15/36	5,000	5,672,550
Virginia — 0.1%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	350	399,636
Washington — 1.3%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	4,004	4,565,735
Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	1,430	1,586,204
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 40.9%		150,788,359
Total Long-Term Investments (Cost – $515,700,555) – 155.5%		573,567,883

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.01% (e)(f)	5,480,164	$5,480,164
Total Short-Term Securities (Cost – $5,480,164) – 1.5%		5,480,164
Total Investments (Cost - $521,180,719*) – 157.0%		579,048,047
Other Assets Less Liabilities – 0.8%		3,103,029
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (19.2)%		(70,896,946)
VRDP Shares, at Liquidation Value – (38.6)%		(142,500,000)
Net Assets Applicable to Common Shares – 100.0%		$368,754,130

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	$450,765,395
Gross unrealized appreciation	$58,039,661
Gross unrealized depreciation	(617,129)
Net unrealized appreciation	$57,422,532

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2012	Net Activity	Shares Held at July 31, 2012	Income
FFI Institutional Tax-Exempt Fund	9,127,957	(3,647,793)	5,480,164	$ 657

(f)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2012	7

Schedule of Investments (concluded)	BlackRock MuniEnhanced Fund, Inc. (MEN)

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
Radian	Radian Financial Guaranty
S/F	Single-Family
Syncora	Syncora Guarantee

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$573,567,883	—	$573,567,883
Short-Term Securities	$5,480,164	—	—	5,480,164
Total	$5,480,164	$573,567,883	—	$579,048,047

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(70,860,120)	—	$(70,860,120)
VRDP Shares	—	(142,500,000)	—	(142,500,000)
Total	—	$(213,360,120)	—	$(213,360,120)

There were no transfers between levels during the period ended July 31, 2012.

BLACKROCK MUNIENHANCED FUND, INC.	JULY 31, 2012	8

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniEnhanced Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniEnhanced Fund, Inc.

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniEnhanced Fund, Inc.

Date: September 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniEnhanced Fund, Inc.

Date: September 25, 2012